Equity Incentive Schemes and Stock Compensation Charges - Summary of Stock Option Activity (Details) - Stock Option and Award Plans - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Options Granted Under Plans
Beginning balance (in shares)	553,746	656,107	920,746
Assumed through business combination (in shares)	2,177,130
Granted (in shares)	100,299	107,737	97,112
Exercised (in shares)	(1,065,529)	(193,417)	(329,870)
Canceled/expired (in shares)	(70,186)	(16,681)	(31,881)
Ending balance (in shares)	1,695,460	553,746	656,107
Vested and exercisable at end of period (in shares)	989,419
Weighted Average Exercise Price
Beginning balance (USD per share)	$ 108.53	$ 87.80	$ 74.32
Assumed through business combination (USD per share)	108.78
Granted (USD per share)	177.76	159.83	140.13
Exercised (USD per share)	111.29	68.19	65.54
Canceled/expired (USD per share)	128.46	92.21	88.12
Ending balance (USD per share)	104.79	$ 108.53	$ 87.80
Vested and exercisable at end of period (USD per share)	$ 91.70